CONVERTIBLE NOTES PAYABLE TO A RELATED PARTY (Narrative) (Details) - Convertible Note Payable [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended
	Nov. 30, 2023	Oct. 31, 2020	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Debt Instrument [Line Items]
Debt conversion, amount converted		$ 800
Debt conversion, shares issued		2,000,000
Majority Shareholder [Member]
Debt Instrument [Line Items]
Debt conversion option to convert shares	5,000,000		5,000,000
Debt conversion, shares issued	0.75
Adjustment Of Debt Conversion Converted Instrument Shares Issued		2,000,000
Adjustment Of Debt Conversion Converted Instrument Amount		$ 700
Revised maximum borrowing capacity					$ 2,000
Interest rate				2.50%
Majority Shareholder [Member] | Option to convert [Member]
Debt Instrument [Line Items]
Debt Conversion, Option To Convert			$ 2,000
Majority Shareholder [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price			$ 0.4